Consolidated Balance Sheets $ in Thousands		Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)
Current assets:
Cash and cash equivalents		₨ 5,460,670,000	$ 84,205	₨ 3,090,386,000
Investments in available for sale securities		3,296,797,000	50,837	0
Restricted cash		3,629,037,000	55,960	821,891,000
Accounts receivable, net		1,138,605,000	17,558	556,755,000
Deferred IPO cost				208,731,000
Prepaid expenses and other current assets	[1]	495,937,000	7,647	308,007,000
Total current assets		14,021,046,000	216,207	4,985,770,000
Restricted cash		1,383,414,000	21,333	871,637,000
Property, plant and equipment, net		40,942,608,000	631,343	24,381,429,000
Software, net		15,272,000	235	14,657,000
Deferred income taxes		31,429,000	485	34,661,000
Investments in held to maturity securities		6,631,000	102	6,785,000
Other assets	[2]	1,093,565,000	16,863	595,901,000
Total assets		57,493,965,000	886,568	30,890,840,000
Current liabilities:
Short-term debt		2,460,240,000	37,937	1,258,241,000
Accounts payable		3,618,251,000	55,794	1,899,488,000
Current portion of long-term debt		1,554,806,000	23,975	4,477,696,000
Income taxes payable		232,420,000	3,584	45,215,000
Interest payable		189,309,000	2,919	126,122,000
Deferred revenue		79,937,000	1,233	80,201,000
Other liabilities		484,477,000	7,470	214,487,000
Total current liabilities		8,619,440,000	132,912	8,101,450,000
Long-term debt		31,142,762,000	480,228	18,352,714,000
Deferred revenue		1,383,691,000	21,337	1,190,142,000
Deferred income taxes		1,078,255,000	16,627	470,048,000
Asset retirement obligations		242,980,000	3,747	94,301,000
Other liabilities		109,151,000	1,682	39,936,000
Total liabilities		42,576,279,000	656,533	28,248,591,000
Preferred shares, INR 10 par value, 805,462 and nil shares designated as compulsorily convertible preferred shares as of March 31, 2016 and 2017, respectively				9,733,272,000
Redeemable non-controlling interest		390,827,000	6,027	346,754,000
Shareholders' equity/(deficit)
Equity shares, US$ 0.000625 par value; 1,758,080 and 25,915,956 shares issued and outstanding as of March 31, 2016 and 2017 respectively		1,073,000	17	68,000
Additional paid-in capital		18,904,151,000	291,506	(2,958,166,000)
Accumulated deficit		(5,723,420,000)	(88,256)	(4,508,156,000)
Accumulated other comprehensive income		40,326,000	622	28,807,000
Total APGL shareholders' equity/(deficit)		13,222,130,000	203,889	(7,437,447,000)
Non-controlling interest		1,304,729,000	20,119	(330,000)
Total shareholders' equity/(deficit)		14,526,859,000	224,008	(7,437,777,000)
Total liabilities, preferred share and shareholders' equity/(deficit)		₨ 57,493,965,000	$ 886,568	₨ 30,890,840,000

[1]	Includes Security deposit of INR Nil and INR 6,407 (US$ 99) to related parties as of 31 March, 2016 and March 31, 2017, respectively, also see Note 18.
[2]	Includes Security deposit of INR 8,567 and INR 2,160 (US$ 33) to related parties as of 31 March, 2016 and March 31, 2017, respectively, also see Note 18.